Share capital and share-based compensation - Summary of Stock Option Activity (Details) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2023 USD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Dec. 31, 2022 shares $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of stock options, beginning balance (in shares)			4,368,732	5,328,279	5,328,279
Granted (in shares)			1,088,500	732,104
Exercised (in shares)			(1,541,514)	(1,467,647)
Forfeited (in shares)			(127,438)	(2,619)
Number of stock options, ending balance (in shares)	3,788,280	4,590,117	3,788,280	4,590,117	4,368,732
Number of share options exercisable (in shares)	1,994,145	3,332,753	1,994,145	3,332,753
Weighted average exercise price per stock option, beginning of period (in dollars per share) | $ / shares			$ 4.58	$ 2.88	$ 2.88
Granted (in dollars per share) | $ / shares			5.76	7.58
Exercised (in dollars per share) | $ / shares			0.73	0.45
Forfeited (in dollars per share) | $ / shares			10.33	10.93
Weighted average exercise price per stock option, end of period (in dollars per share) | $ / shares	$ 6.29	$ 4.40	6.29	$ 4.40	4.58
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 5.71		$ 5.71		$ 2.65
Disclosure of classes of share capital [line items]
Exercise of stock options (in shares)			1,541,514	1,467,647
Share-based compensation | $	$ 3.8	$ 4.0	$ 10.7	$ 15.5
LTIP
Disclosure of classes of share capital [line items]
Expiration period, share based payment arrangements			10 years
Employee Stock Option
Share Capital, Reserves And Other Equity Interest [Abstract]
Exercised (in shares)			(1,541,514)	(1,467,647)
Disclosure of classes of share capital [line items]
Exercise of stock options (in shares)			1,541,514	1,467,647
Share-based compensation | $	$ (1.0)	$ (1.3)	$ (2.8)	$ (5.9)
Employee Stock Option | Li-Cycle Holdings Corp.
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,300,918	7,087,013	1,300,918	7,087,013